Stock Purchase Agreements (Details) - USD ($)				3 Months Ended			12 Months Ended
	Jul. 15, 2024	Apr. 10, 2024	Jan. 21, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024
Stock Purchase Agreements [Abstract]
Stock purchase agreement shares	30,211	35,524	14,000
Gross proceeds	$ 300,000	$ 200,000	$ 35,000	$ 300,030	$ 200,036	$ 35,000	$ 535,067